Investments	12 Months Ended
Mar. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments
10 INVESTMENTS
The Company’s long-term investments consist of the following:

	As of March 31,
	2020	2021
	RMB	RMB
Available-for-sale debt securities
iSNOB Holdings Limited (“iSNOB”)	76,841	22,595
Hangzhou Ruisha Technology Co., Ltd. (“Ruisha Technology”)	7,623	19,065
Huzan Inc. (“Huzan”)	10,996	1,686
Xuanwei Limited (“Xuanwei”)	3,525	—
Shanghai Kuailaimai Information and Technology Co., Ltd. (“Kuailaimai”)	—	—
Others	3,388	8,000

	102,373	51,346

Equity method investments
JM Weshop (Cayman) Inc. (“JM Weshop”)	—	—
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	—	11,522
Other s	—	3,514

	—	15,036

Tota l	102,373	66,382

Available-for-sale
debt securities
The following table summarizes, by major security type, the Company’s available-for-sale
debt securities as of March 31, 2020 and 2021:

	As of March 31,
	2020	2021
	RMB	RMB
Cost	46,810	25,571
Unrealized gains, including foreign exchange adjustment	55,563	25,775

Fair Valu e	102,373	51,346

Kuailaimai
In April 2015, the Group purchased 25% shareholding of Kuailaimai with a cash consideration of RMB7,500. According to the investment agreement, the Company has the option to request Kuailaimai to redeem the Company’s investments at the Company’s investment cost plus the interest if Kuailaimai fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment, the redeemable shares of Kuailaimai purchased by the Group are therefore considered not in substance common stock and is classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2019, the Group remeasured the investment in Kuailaimai at fair values of RMB14,259, which were determined by management with the assistance of an independent appraisal.
For the years ended March 31, 2018 and 2019, the unrealized securities holding gain net of tax of RMB4,912 and the unrealized securities holding loss net of tax of RMB1,588 were reported in other comprehensive income, respectively.
In June 2019, Kuailaimai decided to terminate its operation and has remained dormant thereafter. In connection with the business winding-up
of Kuailaimai, the Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB14,259 to zero by recognizing a loss of RMB7,500 in “Losses from investment, net”, together with the unrealized security holding gains of RMB6,759 being reclassified to the profit or loss.

iSNOB
In May 2016, the Company and an unrelated third party, set up iSNOB Holdings Limited (“iSNOB”), each holding
80
% and
20
% ordinary shares, respectively with a fully paid registered capital of RMB
1,000
. iSNOB operates an online shopping platform since inception. On October 31, 2017, due to issuance of new Series A Preferred Shares by iSNOB to an unrelated third party investor, the Company’s equity interest in iSNOB was diluted to
18
% on a fully diluted basis and at the meantime was redesignated as redeemable preferred shares. As a result of the dilution and redesignation, the Company deconsolidated the financial results of iSNOB and accounted for its investment as an available-for-sale
investment. The Company used the latest financing price of iSNOB to measure the fair value of retained interest in iSNOB at the deconsolidation date and recognized a “Gain from investments, net” of RMB
13,592
in the Consolidated Statements of Operations and Comprehensive Loss.
Upon the closing of the latest financing of iSNOB in May 2018, the Company held
18,000,000
convertible and redeemable preferred shares of iSNOB, and the equity interest of the Company was diluted to
14.5
%. According to the investment agreement, the Company has the option to request iSNOB to redeem the Company’s investments at the Company’s investment cost plus the interest if iSNOB fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment. Therefore, the convertible and redeemable preferred shares that the Company subscribed from iSNOB are not in substance common stocks and are classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.
As of March 31, 2020, the Company remeasured the investment at a fair value of RMB76,841, which were determined by management with the assistance of an independent appraisal. For the year ended March 31, 2019 and 2020, the unrealized securities holding gain net of tax of RMB15,670 and RMB36,459 were reported in other comprehensive income, respectively. For the year ended March 31, 2019 and 2020, foreign currency translation gains of RMB1,470 and RMB2,004 were reported as foreign currency translation adjustments in other comprehensive income, respectively.
In October 2020, the Company entered into a share repurchase agreement with iSNOB, pursuant to which, iSNOB repurchased 73.4% of the Company’s investment at a total price of approximately US$16,000 (equivalent to RMB104,399). After this transaction, the Company still held 4,785,714 convertible and redeemable preferred shares of iSNOB, accounting for 3.35% of the total equity interests of iSNOB on a fully diluted basis. The Company recognized a “Gain from investments, net” of RMB91,184 at the excess of the total cash consideration over the cost base of the preferred shares sold of RMB13,215 in the Consolidated Statements of Operations and Comprehensive loss. The gain also included the recycled accumulated unrealized gains of RMB46,029 for the preferred shares sold that were previously recorded in other comprehensive income in equity.
As of March 31, 2021, the Company remeasured its remaining investment in iSNOB at a fair value of RMB22,595, which was determined by management with the assistance of an independent appraiser. For the year ended March 31, 2021, the unrealized securities holding gain net of tax of RMB8,714 was reported in other comprehensive income. For the year ended March 31, 2021, foreign currency translation loss of RMB3,717 was reported as foreign currency translation adjustments in other comprehensive income.
Ruisha Technology
In July 2019, the Group purchased
18.1
% shareholding of Ruisha Technology with a cash consideration of RMB
7,000
and an intangible asset with a fair value of RMB
50
. According to the investment agreement, the Group has the option to request Ruisha Technology to redeem the Group’s investments at the Group’s investment cost plus the interest until the occurrence of a redemption event, which is outside the control of Ruisha. The redeemable shares of Ruisha Technology held by the Group are therefore considered not in substance common stock and classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2020 and 2021, the Group remeasured the investment at a fair value of RMB
7,623
and RMB
19,065
, respectively, which were determined by management with the assistance of an independent appraisal. For the years ended March 31, 2020 and 2021, the unrealized securities holding gain, net of tax of RMB
487
and RMB
9,726
were reported in other comprehensive income, respectively.
Huzan
In January 2018, the Company purchased
20
% shareholding of Huzan with a cash consideration of RMB
10,000
. According to the investment agreement, the Company has the option to request Huzan to redeem the Company’s investments at the Company’s investment cost plus the interest if Huzan fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment, the redeemable shares of Huzan held by the Company are therefore considered not in substance common stock and classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.

As of March 31, 2018, the Company remeasured the investment in Huzan at fair value of RMB14,021, which was determined by management with the assistance of independent appraiser. For the year ended, March 31, 2018 the unrealized securities holding gain net of tax of RMB3,016 was recorded in other comprehensive income.
On November 1, 2018, the Company entered into a share repurchase agreement with Huzan, pursuant to which, Huzan repurchased
6,246,877
shares of Series
Pre-A
preferred shares held by the Company at a total price of approximately US$
5,172
(equivalent to RMB
35,501)
. The transaction was consummated on November 20, 2018. After this transaction, the equity interest of the Company was diluted to
6.72
% on a fully diluted basis.
The Company recognized a “Gain from investments, net” of RMB
31,236
in the Consolidated Statements of Operations and Comprehensive loss as follows:

RMB
Cash consideration collected	35,501
Less: Carrying value of investment as at November 20, 2018	(13,658)
Add: Realized gain in other comprehensive income	9,393

Gain from investment disposal	31,236

As of March 31, 2020, the Company remeasured the investment in Huzan at a fair value of RMB10,996, which was determined by management with the assistance of an independent appraiser. For the year ended March 31, 2020, the unrealized securities holding loss net of tax of RMB9,862 and foreign currency translation gain of RMB1,036 were reported in other comprehensive income.
As of March 31, 2021, with the assistance of an independent appraiser, the Company remeasured the investment in Huzan at a fair value of RMB1,686. The fair value below the Company’s investment cost was primarily due to its weaker-than-expected business performance, which was considered as other-than-temporary. Therefore, for the fair value decrease of RMB9,310, the Company reversed the unrealized gain of RMB5,145 previously recognized in other comprehensive income and recognized an impairment of RMB4,055 in
g
ain/(
l
oss) from investments, net.
Xuanwei
In March 2020, the Company purchased
5
% shareholding of Xuanwei with a cash consideration of US$
500
(equivalent to RMB
3,525
). According to the investment agreement, the Company has the option to request Xuanwei to redeem the Company’s investments at the Company’s investment cost plus the interest if Xuanwei fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment, the redeemable shares of Xuanwei held by the Company are therefore considered not in substance common stock and classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.
In March 2021, the Company disposed all the equity interest it held in Xuanwei to Tencent Group, the Company’s shareholder, at a total cash consideration of US$
900
(equivalent to RMB
5,914
). The transaction price was the same as the price at which Tencent purchased from other non-related
shareholders that hold the same class shares in the investee. Therefore, the Company recognized a “Gain from investments, net” of RMB
2,389
in the Consolidated Statements of Operations and Comprehensive loss.
Equity method investments
Investment in JM Weshop
In January 2018, JM Weshop, formerly known as JD Homexpress (Cayman) Inc., and Flying Get Limited (“Flying”), both are unrelated with the Company, and the Company entered into a share purchase agreement (the “SPA”) and a business cooperation agreement (the “BCA”). After the SPA and BCA were entered into by the three parties, JM Weshop, incorporated in Cayman, is expected to start to operate an
e-commence
platform mainly providing services for
on-line
shops from merchants through a social networking application. According to the BCA, the Company was responsible for selecting and teaming an operational labour workforce including but not limited to management level, product and technology staff, operational staff and administrative staff to JM Weshop before the closing date. On March 1, 2018, the closing date of the transaction, the Company completed the process and contributed an organized workforce team to JM Weshop, in exchange of
40,000,000
ordinary shares of JM Weshop, representing
40
% shareholding of JM Weshop on a fully diluted basis. The Company is entitled to one out of three board seats at JM Weshop. Flying contributed and accounted for
60
% shareholding of JM Weshop on a fully diluted basis and has the remaining two board seats, accordingly.

In accordance with the SPA, the Company may transfer 10,000,000 ordinary shares of JM Weshop held by the Company (“ESOP Shares”) to grantees who are the employees of JM Weshop. The Company is entitled to all the rights attaching to the ESOP Shares, including dividend rights, liquidation rights and voting rights, until the ESOP Shares are transferred to grantees upon exercise of their stock options.
In July 2019, the Company signed surrender letter to surrender all the ESOP Shares held by the Company to JM Weshop for nil consideration. Upon the completion of the surrender, the equity interest of JM Weshop held by the Company decreased by 7% to 33%, on which the Company continued to account for under equity method. The Company recognized a loss of RMB25,132 in “Loss from investments, net” based on the Company’s decrease in ownership interest in JM Weshop’s net asset plus the proportionate share of the unamortized balance of any basis differences.
In November 2019, the Company was notified by Flying that it had decided to terminate the business of JM Weshop due to the change of its business and investment strategy. As of December 3, 2019, the business of JM Weshop was ceased with all staff dismissed. Therefore, the Company provided full impairment of RMB33,918 against its remaining balance of investment in JM Weshop as of December 31, 2019.
Before the termination of JM Weshop’s business, the Company was able to exercise significant influence over JM Weshop and the investment is in the form of ordinary shares of the investee, the Company therefore applied equity method accounting for JM Weshop investment starting from March 2018, and shared the results of JM Weshop accordingly. The carrying amount for the investment in JM Weshop as of March 31, 2020 were as follows:

As of March 31,
2020
RMB
Investment cost	158,777
Foreign currency translation	14,786
Surrender 10% of ordinary shares held	(25,132)

Total investment cost	148,431

Value booked under equity method
Share of cumulative loss	(113,182)
Share of other comprehensive loss	(1,331)

Total booked value under equity method	(114,513)

Impairment	(33,918)

Net book value	—

For the year ended March 31, 2019, the Company recognized share based compensation expenses of RMB1,084 and RMB1,483 in the investment cost and share of results of equity investee, respectively, in connection with the stock options granted by the Company to JM Weshop employees that were transferred from the Company.
For the year ended March 31, 2020, the Company recognized reversal of share based compensation expenses of RMB934 and RMB1,390 in the investment cost and share of results of equity investee, respectively, in connection with the actual forfeitures of stock options granted by the Company to JM Weshop employees that were transferred from the Company.
For the year ended March 31, 2019, the Company recognized RMB5,752 of share of income and RMB938 of share of other comprehensive income of JM Weshop .
For the year ended March 31, 2020, the Company recognized RMB114,104 of share of loss and RMB145 of share of other comprehensive loss of JM Weshop.
Investment in Neixiangyoupan
In December 2019, the Group entered into a partnership agreement with Neixiangyoupan to subscribe for the shares of Neixiangyoupan as a Limited Partner (“LP”) and made the first capital injection in May 2020. As of March 31, 2021, RMB 12,000 has been injected by the Group, representing an approximately 14.8% of its equity interests. The investments are accounted for under the equity method as the Group has the ability to exercise significant influence over Neixiangyoupan as an
LP. For the year ended March 31, 2021, the Group recognized RMB478 of share of loss of Neixiangyoupan.

The equity method investments were not considered individually material to meet threshold under Rule
4-08(g)
of Regulation
S-X.